Fair value measurement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Financial instruments, measured at fair value by level within the fair value hierarchy
Time deposits	$ 31,148	¥ 202,659	¥ 372,150
Short-term investment		100,722
Held-to-maturity security	$ 1,038	6,751	6,943
Total		310,132	379,093
Level 2
Financial instruments, measured at fair value by level within the fair value hierarchy
Time deposits		202,659	372,150
Short-term investment		100,722
Total		303,381	372,150
Fair value measurements at reporting date | Level 3
Financial instruments, measured at fair value by level within the fair value hierarchy
Held-to-maturity security		6,751	6,943
Total		¥ 6,751	¥ 6,943